Financial instruments risks - Breakdown by Contractual Maturity of Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Up to 1 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	$ 3,021,473,708	$ 2,064,451,238
Liabilities	10,488,823,051	8,428,811,205
Financial guarantees and loan commitments	11,945,342,933	4,115,344,661
From more than 1 month to 3 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	1,502,715,250	812,176,934
Liabilities	642,720,479	627,466,145
Financial guarantees and loan commitments	26,919,305	47,975,606
From more than 3 month to 6 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	1,189,985,899	766,359,510
Liabilities	295,112,417	218,637,104
Financial guarantees and loan commitments	23,867,217	30,306,102
From more than 6 month to 12 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	894,151,306	678,828,458
Liabilities	214,608,934	73,441,349
Financial guarantees and loan commitments	107,666,815	50,224,779
From more than 12 month to 24 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	1,000,563,315	458,095,457
Liabilities	27,626,562	25,510,631
Financial guarantees and loan commitments	79,504,722	49,525,587
More than 24 months
Breakdown by contractual maturity of financial liabilities [line items]
Assets	1,862,576,846	760,580,740
Liabilities	20,770,224	40,703,755
Financial guarantees and loan commitments	10,364,452	11,272,679
TOTAL
Breakdown by contractual maturity of financial liabilities [line items]
Assets	9,471,466,324	5,540,492,337
Liabilities	11,689,661,667	9,414,570,189
Financial guarantees and loan commitments	$ 12,193,665,444	$ 4,304,649,414